Commitment and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Leases
As of June 30, 2021, future minimum lease payments under
non-cancelable
operating leases were as follows:

(In thousands)	Related Party	Third-Party	Total
Remaining 2021	$513	$2,133	$2,646
2022	1,031	2,561	3,592
2023	984	2,094	3,078
2024	928	1,934	2,862
2025	687	1,485	2,172
Thereafter	—	1,258	1,258

	$4,143	$11,465	$15,608

As of December 31, 2020, future minimum lease payments under non-cancelable
operating leases are as follows:

Year	Related Party	Third-Party	Total
2021	$136,800	$538,033	$674,833
2022	78,000	199,607	277,607
2023	69,333	10,776	80,109
2024	—	10,776	10,776
2025	—	9,878	9,878

	$284,133	$769,070	$1,053,203